CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 04, 2026	Nov. 07, 2025	Feb. 11, 2025	Dec. 31, 2025	Dec. 31, 2024
Capital stock
Par value per share (in dollars per share)				$ 0
Dividends reinvested				$ 0	$ 0
Increase (decrease) through share repurchase program, shares				51,900,000
Payments to acquire or redeem entity's shares				$ 1,500	498
Accrued taxes, share buyback program				30
Retained earnings [member]
Capital stock
Dividends recognised as distributions to owners of parent				890	696
Dividends reinvested				$ (4)	(4)
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.42
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 700
Issued capital [member]
Capital stock
Number of shares issued				1,675,360,395
Dividends reinvested				$ 4	$ 4
Authorized cash outflow for repurchase of outstanding shares		$ 500	$ 1,000
Increase (decrease) through share repurchase program, shares				51,903,000	(28,675,000)
Payments to acquire or redeem entity's shares				$ 1,500